UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/09

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    05 May 2009
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		109

Form 13F Information Table Value Total:	              $153,456  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      306 52684.000SH       Sole                52684.000
AT&T Corp.                     COM              001957109      709 28135.000SH       Sole                28135.000
Alliance Healthcard            COM              01860F103       13 21000.000SH       Sole                21000.000
Allied Capital Corp            COM              01903Q108       76 48016.000SH       Sole                48016.000
Allstate Corp.                 COM              020002101      237 12352.000SH       Sole                12352.000
Altria Group, Inc.             COM              718154107      185 11560.000SH       Sole                11560.000
American Electric Power        COM              025537101      301 11910.000SH       Sole                11910.000
American Express               COM              025816109      226 16589.437SH       Sole                16589.437
American Natl Ins Co.          COM              028591105     3563 67985.000SH       Sole                67985.000
Apollo Investment Corp         COM              03761U106       56 16000.000SH       Sole                16000.000
Apple Computer                 COM              037833100      393 3734.000 SH       Sole                 3734.000
Ares Capital Corporation       COM              04010L103       76 15600.000SH       Sole                15600.000
BB&T Corporation               COM              054937107     1952 115391.781SH      Sole               115391.781
BP plc (ADR)                   COM              055622104      527 13139.000SH       Sole                13139.000
Bank of America                COM              060505104     1628 238697.071SH      Sole               238697.071
Barrick Gold Corp              COM              067901108     6925 213600.000SH      Sole               213600.000
Baxter Intl. Inc.              COM              071813109      253 4937.000 SH       Sole                 4937.000
Becton Dickinson & Company     COM              075887109      513 7630.000 SH       Sole                 7630.000
Berkshire Hathaway Class B     COM              084670207     8198 2907.000 SH       Sole                 2907.000
Berkshire Hathaway Inc 1/100   COM                             260  300.000 SH       Sole                  300.000
Boeing                         COM              097023105      501 14075.000SH       Sole                14075.000
Bristol Myers Squibb           COM              110122108     3263 148882.000SH      Sole               148882.000
Cardero Resource Corp          COM              14140U105      272 230100.000SH      Sole               230100.000
Caterpillar Inc Del Com        COM              149123101     2219 79350.000SH       Sole                79350.000
Charles Schwab & Company       COM              808513105      173 11183.000SH       Sole                11183.000
Chevron Texaco                 COM              166764100     1063 15816.000SH       Sole                15816.000
Cisco Sys Inc.                 COM              17275R102      394 23487.000SH       Sole                23487.000
Coca Cola                      COM              191216100      785 17869.000SH       Sole                17869.000
Colgate Palmolive              COM              194162103      577 9780.000 SH       Sole                 9780.000
Colonial Bancgroup  Inc.       COM              195493309       53 59142.000SH       Sole                59142.000
Commercial Net Realty          COM              202218103      221 13950.000SH       Sole                13950.000
ConocoPhillips                 COM              20825C104     5322 135894.000SH      Sole               135894.000
Constellation Brands           COM              21036P108      405 34000.000SH       Sole                34000.000
Duke Energy Corp.              COM              264399106     4239 296013.000SH      Sole               296013.000
E I Dupont De Nemour           COM              263534109      305 13652.388SH       Sole                13652.388
EMC Corporation                COM              268648102      559 49040.000SH       Sole                49040.000
Emerson Electric               COM              291011104     5948 208113.656SH      Sole               208113.656
Express Scripts, Inc           COM              302182100      356 7700.000 SH       Sole                 7700.000
Exxon Mobil Corp               COM              302290101     4561 66974.359SH       Sole                66974.359
Flowers Foods, Inc.            COM              343496105      619 26342.000SH       Sole                26342.000
Freeport-McMoRan Copper & Gold COM                             680 17850.000SH       Sole                17850.000
Genco Shipping                 COM              Y2685T107      324 26255.000SH       Sole                26255.000
General Dynamics               COM              369550108     3267 78560.000SH       Sole                78560.000
General Electric               COM              369604103     3931 388805.277SH      Sole               388805.277
Goldman Sachs Group Inc        COM              38141G104     2080 19620.000SH       Sole                19620.000
H J Heinz                      COM              423074103     1779 53822.968SH       Sole                53822.968
HEICO Corp.                    COM              422806109      655 26952.000SH       Sole                26952.000
Hawaiian Electric Industries   COM              419870100     1708 124334.000SH      Sole               124334.000
Home Depot                     COM              437076102      547 23220.000SH       Sole                23220.000
Intel Corporation              COM              458140100     1074 71478.864SH       Sole                71478.864
International Business Machine COM              459200101     1427 14723.315SH       Sole                14723.315
J.P Morgan Chase & Co.         COM              46625H100      221 8312.000 SH       Sole                 8312.000
Johnson & Johnson              COM              478160104     9926 188711.000SH      Sole               188711.000
Johnson Controls               COM              478366107     1664 138675.000SH      Sole               138675.000
Kinder Morgan Energy Partners  COM              494550106      988 21150.000SH       Sole                21150.000
Lantronix Inc.                 COM              516548104        5 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      280 15352.000SH       Sole                15352.000
Mcdonalds Corp.                COM              580135101     3699 67792.893SH       Sole                67792.893
Merck & Co. Inc.               COM              589331107      641 23954.000SH       Sole                23954.000
Microsoft Corporation          COM              594918104     2025 110219.874SH      Sole               110219.874
Minnesota Mining Mfg           COM              604059105     2569 51671.000SH       Sole                51671.000
Monsanto Company               COM              61166W101     2060 24791.056SH       Sole                24791.056
Motorola, Inc.                 COM              620076109       78 18519.816SH       Sole                18519.816
Nordstrom, Inc.                COM              655664100      658 39275.000SH       Sole                39275.000
Occidental Petroleum           COM              674599105      280 5025.000 SH       Sole                 5025.000
Oracle Corporation             COM              68389X105      443 24541.000SH       Sole                24541.000
Patriot Transportation Holding COM              70337B102     4326 69410.000SH       Sole                69410.000
Penn West Energy Trust         COM              707885109      268 28250.000SH       Sole                28250.000
Pepco Holdings Inc.            COM              737679100      132 10562.000SH       Sole                10562.000
Pepsico Inc.                   COM              713448108     6018 116890.851SH      Sole               116890.851
Pfizer                         COM              717081103     1218 89444.000SH       Sole                89444.000
Philip Morris International    COM              718172109      334 9395.000 SH       Sole                 9395.000
Piedmont Natural Gas Co.       COM              720186105     1174 45350.000SH       Sole                45350.000
Potash Corp. of Saskatchewan,  COM              73755L107      303 3750.000 SH       Sole                 3750.000
Procter & Gamble               COM              742718109     7136 151548.000SH      Sole               151548.000
Raytheon Company               COM              755111507      659 16920.000SH       Sole                16920.000
Regency Centers Corporation    COM              758939102      266 10020.000SH       Sole                10020.000
Regions Financial Corp.        COM              7591ep100      243 57105.000SH       Sole                57105.000
Royal Dutch Petroleum          COM              780257804     1173 26468.000SH       Sole                26468.000
S&P 400 Midcap MDRS            COM              595635103      946 10679.000SH       Sole                10679.000
Schlumberger Limited           COM              806857108      413 10160.000SH       Sole                10160.000
Schweitzer-Mauduit Internation COM              808541106      186 10087.000SH       Sole                10087.000
Sony Corporation               COM              835699307      364 17655.000SH       Sole                17655.000
Southern Company               COM              842587107     6337 206969.000SH      Sole               206969.000
Spectra Energy Corp.           COM              847560109     1804 127593.000SH      Sole               127593.000
Stryker Corp Com               COM              863667101      370 10880.000SH       Sole                10880.000
Sysco Corporation              COM              871829107      374 16401.000SH       Sole                16401.000
Target Inc.                    COM              87612E106      760 22096.000SH       Sole                22096.000
Teco Energy Inc.               COM              872375100      341 30550.000SH       Sole                30550.000
Teva Pharmaceutical Industries COM                             226 5014.000 SH       Sole                 5014.000
Vanguard Index Small-Cap Growt COM              922908595      217 5620.000 SH       Sole                 5620.000
Vanguard Mid-Cap VIPERs        COM              922908629      329 8350.000 SH       Sole                 8350.000
Verizon Communications         COM              92343V104      343 11374.000SH       Sole                11374.000
Vulcan Materials Company       COM              929160109     4127 93173.912SH       Sole                93173.912
Wal-Mart Stores                COM              931142103      407 7805.000 SH       Sole                 7805.000
Walgreen Co                    COM              931422109      259 9985.000 SH       Sole                 9985.000
Wealth Minerals LTD F          COM              946885100       19 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     3964 278400.391SH      Sole               278400.391
Weyerhaeuser Co.               COM              962166104     2220 80530.414SH       Sole                80530.414
Zimmer Holdings Inc.           COM              98956P102      264 7246.000 SH       Sole                 7246.000
ebank Financial Services Inc.  COM              278608104        0 30143.000SH       Sole                30143.000
iShares MSCI Brazil Index Fund COM              464286400      369 9800.000 SH       Sole                 9800.000
Alabama Power 5.20% Div Qualif PFD              010392595      371    17550 SH       Sole                    17550
Citigroup VII 7.125%           PFD              17306n203      359    39900 SH       Sole                    39900
Goldman Sachs Group 6.20% Div. PFD              38144x500     1500    80000 SH       Sole                    80000
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      281    14000 SH       Sole                    14000
JPM Chase Series S 6.625%      PFD              48123a207      722    38450 SH       Sole                    38450
Wells Fargo Cap XII  7.875%    PFD                             931    49675 SH       Sole                    49675
Nicholas-Applegate Cnvrt & Inc                  65370F101      159    34469 SH       Sole                    34469
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